Fair Value Measurements	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 14. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

Our assets and liabilities measured at fair value on a recurring basis include investment securities primarily supporting obligations to annuitants and policyholders in our run-off insurance operations

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

						Netting
(In millions)	Level 1	(a)	Level 2	(a)	Level 3	adjustment	(b)	Net balance
March 31, 2016
Assets
Investment securities
Debt
U.S. corporate	$-		$19,947		$3,143	$-		$23,090
State and municipal	-		4,397		31	-		4,428
Mortgage and asset-backed	-		3,133		23	-		3,156
Corporate – non-U.S.	-		586		295	-		881
Government – non-U.S.	-		435		-	-		435
U.S. government and federal agency	49		491		277	-		817
Equity	144		14		9	-		167
Derivatives(c)	-		8,761		97	(7,800)		1,058
Total	$193		$37,765		$3,875	$(7,800)		$34,032

Liabilities
Derivatives	$-		$5,253		$29	$(4,365)		$917
Other(e)	-		1,230		-	-		1,230
Total	$-		$6,483		$29	$(4,365)		$2,147

December 31, 2015
Assets
Investment securities
Debt
U.S. corporate	$-		$19,351		$3,006	$-		$22,358
State and municipal	-		4,215		30	-		4,245
Mortgage and asset-backed	-		3,084		32	-		3,116
Corporate – non-U.S.	12		544		290	-		847
Government – non-U.S.	5		410		-	-		415
U.S. government and federal agency	49		404		323	-		776
Equity	194		9		13	-		217
Derivatives(c)	-		7,312		79	(6,110)		1,281
Other(d)	-		-		259	-		259
Total	$260		$35,331		$4,033	$(6,110)		$33,512
Liabilities
Derivatives	$-		$5,677		$4	$(4,968)		$713
Other(e)	-		1,182		-	-		1,182
Total	$-		$6,860		$4	$(4,968)		$1,895

(a) There were $12 million of Corporate – non-U.S. securities transferred from Level 1 to Level 2 in the three months ended March 31, 2016 primarily attributable to changes in market observable data. There were no securities transferred between Level 1 and Level 2 in December 31, 2015.

(b) The netting of derivative receivables and payables (including the effects of any collateral posted or received) is permitted when a legally enforceable master netting agreement exists.

(c) The fair value of derivatives includes an adjustment for non-performance risk. At March 31, 2016 and December 31, 2015, the cumulative adjustment for non-performance risk was $(14) million and insignificant, respectively. See Notes 15 and 19 for additional information on the composition of our derivative portfolio.

(d) Includes private equity investments.

(e) Primarily represented the liability associated with certain of our deferred incentive compensation plans

Level 3 Instruments

The majority of our Level 3 balances consist of investment securities classified as available-for-sale with changes in fair value recorded in shareowners’ equity.

CHANGES IN LEVEL 3 INSTRUMENTS FOR THE THREE MONTHS ENDED
										Net
										change in
		Net	Net							unrealized
		realized/	realized/							gains
		unrealized	unrealized							(losses)
		gains	gains							relating to
		(losses)	(losses)				Transfers	Transfers		instruments
	Balance at	included in	included				into	out of	Balance at	still held at
(In millions)	January 1	earnings(a)	in AOCI	Purchases	Sales	Settlements	Level 3(b)	Level 3(b)	March 31	March 31(c)
2016
Investment securities
Debt
U.S. corporate	$3,006	$4	$100	$60	$(5)	$(8)	$-	$(15)	$3,143	$-
State and municipal	30	-	1	-	-	-	-	-	31	-
Mortgage and
asset-backed	32	(9)	-	-	-	-	-	-	23	-
Corporate – non-U.S.	290	-	4	-	-	-	-	-	295	-
U.S. government and
federal agency	323	-	(45)	-	-	(1)	-	-	277	-
Equity	13	(7)	2	-	-	-	-	-	9	-
Derivatives(d)(e)	88	4	-	-	-	1	(11)	(1)	82	4
Other	259	-	-	-	-	-	-	(259)	-	-
Total	$4,042	$(8)	$63	$60	$(5)	$(8)	$(11)	$(275)	$3,859	$4
2015
Investment securities
Debt
U.S. corporate	$3,053	$4	$59	$94	$(11)	$(36)	$-	$-	$3,163	$-
State and municipal	58	-	1	-	-	-	-	-	58	-
Mortgage and
asset-backed	145	5	(1)	-	(32)	(3)	-	-	114	-
Corporate – non-U.S.	337	-	3	-	(49)	-	-	-	290	-
Government – non-U.S.	2	-	-	-	-	-	-	-	2	-
U.S. government and
federal agency	266	-	26	-	-	(1)	-	-	291	-
Equity	9	2	(2)	-	-	(4)	-	-	6	-
Derivatives(d)(e)	29	6	-	1	-	(2)	-	-	33	6
Other	277	(38)	-	-	(14)	-	-	-	225	(38)
Total	$4,175	$(21)	$86	$95	$(106)	$(46)	$-	$-	$4,183	$(32)

  Earnings effects are primarily included in the “GE Capital revenues from services” and “Interest and other financial charges” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 for the three months ended March 31, 2016 were primarily a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis. See Note 1.
  Represents the amount of unrealized gains or losses for the period included in earnings.
  Represents derivative assets net of derivative liabilities and included cash accruals of $14 million and $10 million not reflected in the fair value hierarchy table for the three months ended March 31, 2016 and 2015, respectively.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Notes 15 and 19.

The following table represents non-recurring fair value amounts (as measured at the time of the adjustment) for those assets remeasured to fair value on a non-recurring basis during the fiscal year and still held at March 31, 2016 and December 31, 2015.

	Remeasured during		Remeasured during
	the three months ended		the three months ended
	March 31, 2016		December 31, 2015
(In millions)	Level 2	Level 3	Level 2	Level 3

Financing receivables and financing receivables held for sale	$-	$119	$-	$154
Cost and equity method investments	-	375	1	436
Long-lived assets	-	62	2	882
Total	$-	$555	$3	$1,471

The following table represents the fair value adjustments to assets measured at fair value on a non-recurring basis and still held at March 31, 2016 and 2015.

	Three months ended March 31
(In millions)	2016	2015

Financing receivables and financing receivables held for sale	$(23)	$(4)
Cost and equity method investments	(115)	(31)
Long-lived assets	(58)	(38)
Total	$(197)	$(72)

LEVEL 3 MEASUREMENTS - SIGNIFICANT UNOBSERVABLE INPUTS

				Range
(Dollars in millions)	Fair value	Valuation technique	Unobservable inputs	(weighted average)

March 31, 2016
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$821	Income approach	Discount rate(a)	1.4%-22.9% (10.1%)
Mortgage and asset-backed	23	Income approach	Discount rate(a)	2.4%-15.5% (11.9%)
Corporate – non-U.S.	34	Income approach	Discount rate(a)	6.5%-6.5% (6.5%)

Non-recurring fair value measurements
Financing receivables and	$116	Income approach	Discount rate(a)	9.0%-30.0% (14.2%)
financing receivables held for sale

Cost and equity method investments	122	Income approach	Discount rate(a)	9.0%-20.0% (13.7%)

Long-lived assets	15	Income approach	Discount rate(a)	1.8%-10.0% (6.2%)

December 31, 2015
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$834	Income approach	Discount rate(a)	1.7%-14.1% (8.6%)
Mortgage and asset-backed	31	Income approach	Discount rate(a)	5.0%-12.0% (10.5%)
Corporate – non-U.S.	236	Income approach	Discount rate(a)	6.5%-14.0% (7.5%)
Other financial assets	259	Income approach,	EBITDA multiple	6.1X-15.0X (9.9X)
		Market comparables	Capitalization rate	7.8%-7.8% (7.8%)

Non-recurring fair value measurements
Financing receivables and	$146	Income approach	Discount rate(a)	6.5%-30.0% (10.7%)
financing receivables held for sale

Cost and equity method investments	293	Income approach,	Discount rate(a)	9.5%-35.0% (14.4%)

Long-lived assets	830	Income approach	Discount rate(a)	1.8%-11.7% (10.5%)

(a) Discount rates are determined based on inputs that market participants would use when pricing investments, including credit and liquidity risk. An increase in the discount rate would result in a decrease in the fair value.

At March 31, 2016 and December 31, 2015, other Level 3 recurring fair value measurements of $2,953 million and $2,637 million, respectively, and non-recurring measurements of $156 million and $122 million, respectively, are valued using non-binding broker quotes or other third-party sources. At March 31, 2016 and December 31, 2015, other recurring fair value measurements of $15 million and $32 million, respectively, and non-recurring fair value measurements of $146 million and $80 million, respectively, were individually insignificant and utilize a number of different unobservable inputs not subject to meaningful aggregation.